Business Combination - Additional Information (Details) - LBSM - USD ($)		6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 13, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2024
Business Acquisition [Line Items]
Date of agreement	Mar. 13, 2024
Amount of increase in goodwill from measurement period adjustment		$ 171,000
Percentage of shares acquired	100.00%
Total consideration	$ 785,156	785,156
Outstanding purchase consideration		$ 262,205		$ 262,205	$ 262,205
Acquisition installment paid					132,258
Finance cost					$ 9,307
Business combination, revenues				402,557
Business combination, net loss				$ (296,624)
Previously Reported [Member]
Business Acquisition [Line Items]
Total consideration			$ 785,156
Trademark | Previously Reported [Member]
Business Acquisition [Line Items]
Previously recognized trademark amount			$ 171,000